Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	TPS Thayer LLC
Auditor Firm ID	6706
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Linkage Global Inc. and its subsidiaries (the “Company”) as of September 30, 2024, and the related consolidated statements of operations and comprehensive income/(loss), changes in shareholders’ equity, and cash flows for the year ended September 30, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and the results of its operations and its cash flows for the year ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.